EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED FEBRUARY 23, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.

Effective immediately, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC” is amended to include the following information:

FIAM LLC (“FIAM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of December 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Fidelity Institutional AM® Large Cap Portfolio
Mirza Ali Khan	4	$21,694	1	$103	1	$37	2	$2,019	0	N/A	0	N/A
Matthew Drukker	7	$6,295	0	N/A	0	N/A	1	$570	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of December 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AM® Large Cap Portfolio
Mirza Ali Khan	X
Matthew Drukker	X